Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
Effective income tax rate	0.0%	0.0%	0.0%

PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
Effective income tax rate	0.0%	0.0%	0.0%

US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(18.54)%	(21.0)%	(21.0)%
Effective income tax rate	2.46%	0.0%	0.0%

Schedule of Deferred Income Tax Assets

As of December 31, 2024, 2023 and 2022, the components of the Company’s deferred income tax assets were set forth below:

	December 31, 2024	December 31, 2023	December 31, 2022
Deferred Tax Assets:
Net operating losses carry forward	$1,524,901	$1,548,868	$1,194,054
Cutoff adjustments	-	-	44,395
Gross deferred tax assets	1,524,901	1,548,868	1,238,449
Less: valuation allowance	(1,524,901)	(1,548,868)	(1,238,449)
Net deferred tax assets	$-	$-	$-